Appendix V (Tables)	12 Months Ended
Dec. 31, 2022
Appendix V
Schedule of movement in property, plant and equipment

	Balances at		Business			Translation	Balances at
	31/12/2021	Additions	combination	Transfers	Disposals	differences	31/12/2022

Cost:

Land and buildings	860,447	4,636	236,732	11,374	(864)	43,081	1,155,406
Plant and machinery	2,527,744	50,025	316,946	115,070	(50,958)	110,196	3,069,023
Fixed Assets under construction	763,787	237,015	—	(147,240)	—	24,853	878,415

	4,151,978	291,676	553,678	(20,796)	(51,822)	178,130	5,102,844

Accumulated depreciation:

Buildings	(148,082)	(27,757)	—	1,553	57	(7,108)	(181,337)
Plant and machinery	(1,442,434)	(175,956)	(4,044)	3,201	41,061	(59,834)	(1,638,006)
	(1,590,516)	(203,713)	(4,044)	4,754	41,118	(66,942)	(1,819,343)

Impairment of other property, plant and equipment	(13,965)	(7,396)	—	9,383	340	(926)	(12,564)

Carrying amount	2,547,497	80,567	549,634	(6,659)	(10,364)	110,262	3,270,937
			(See note 3)

	Balances at		Business			Translation	Balances at
	12/31/2020	Additions	combination	Transfers	Disposals	differences	31/12/2021

Cost:

Land and buildings	780,180	3,361	660	24,830	(123)	51,539	860,447
Plant and machinery	2,200,429	42,747	10,381	171,894	(24,960)	127,253	2,527,744
Fixed Assets under construction	704,582	219,900	(7,300)	(199,943)	—	46,548	763,787

	3,685,191	266,008	3,741	(3,219)	(25,083)	225,340	4,151,978

Accumulated depreciation:

Buildings	(122,948)	(19,388)	—	2,583	123	(8,452)	(148,082)

Plant and machinery	(1,235,483)	(153,408)	—	(2,609)	18,808	(69,742)	(1,442,434)

	(1,358,431)	(172,796)	—	(26)	18,931	(78,194)	(1,590,516)

Impairment of other property, plant and equipment	(2,653)	(11,246)	—	—	—	(66)	(13,965)

Carrying amount	2,324,107	81,966	3,741	(3,245)	(6,152)	147,080	2,547,497
			(See note 3)